NOTES PAYABLE RELATED PARTY	12 Months Ended
Dec. 31, 2022
NOTES PAYABLE RELATED PARTY
NOTES PAYABLE RELATED PARTY

NOTE 6 - NOTES PAYABLE RELATED PARTY

On June 8, 2020, the Company entered into a promissory note with a related party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of September 8, 2020. The balance due is $0.

On February 19, 2019, the Company entered into a promissory note with a related party in the amount of $17,000, with an interest due at the rates of 8% per annum and a due date of February 19, 2020.

On June 30, 2019, the Company entered into a promissory note with a related party in the amount of $14,500, with an interest due at the rates of 8% per annum and a due date of March 30, 2020.

On June 11, 2020, the Company entered into a promissory note with a related party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of September 11, 2020. The balance due is $0.

On February 29, 2020, the Company entered into a promissory note with a related party in the amount of $60,000, with an interest due at the rates of 8% per annum and a due date of February 29, 2021.

On June 30, 2019, the Company entered into a promissory note with a related party in the amount of $9,300, with an interest due at the rates of 8% per annum and a due date of June 30, 2020. On April 7, 2021, this note was paid in full.

On February 18, 2022, the Company entered into three agreements with its executives for accrued and unpaid compensation. The agreements are Convertible Promissory Notes accrue interest at a rate of twelve percent (12%) require monthly interest payments beginning July 31, 2022, and mature on January 31, 2025. They are also convertible into common stock at a fixed rate of $0.54 per share. The foregoing summary of the Letter of Engagement Agreement does not purport to be complete and is subject to, and qualified in its entirety by, such document attached as Exhibit 10.5, 10.6 and 10.7, to Form 10-K filed on April 15, 2022, and amended on Form 10-K/A on November 14, 2022, which are incorporated herein by reference.

On December 28, 2021, the Company entered into a promissory note with a related party in the amount of $150,000, with an interest rate of 12% per annum and a due date of December 28, 2022.

On August 1, 2022, the Company entered into a promissory note with a related party in the amount of $75,000 and subsequently amended the promissory note on August 5, 2022, to increase the amount of the promissory note to $115,000. The promissory note is due upon demand but upon no event later than July 31, 2024, and accrues interest at a rate of 12%.